John Hancock
Diversified Real Assets Fund
Quarterly portfolio holdings 12/31/2024

Fund’s investments
As of 12-31-24 (unaudited)
	Shares	Value
Common stocks 98.8%		$909,872,529
(Cost $720,212,955)
Communication services 0.9%		7,875,594
Diversified telecommunication services 0.4%
KT Corp.	37,872	1,126,897
KT Corp., ADR	5,874	91,164
Nippon Telegraph & Telephone Corp.	2,126,025	2,123,610
Wireless telecommunication services 0.5%
KDDI Corp.	75,700	2,411,090
SK Telecom Company, Ltd.	56,651	2,122,833
Consumer discretionary 1.7%		15,702,800
Hotels, restaurants and leisure 1.2%
Accor SA	47,190	2,295,212
Hyatt Hotels Corp., Class A	27,880	4,376,602
Marriott International, Inc., Class A	15,299	4,267,503
Household durables 0.5%
Bellway PLC	39,840	1,238,849
Kaufman & Broad SA	19,435	657,990
Sekisui House, Ltd.	71,900	1,714,393
Taylor Wimpey PLC	757,065	1,152,251
Energy 34.9%		321,353,766
Energy equipment and services 2.5%
Aker Solutions ASA	114,027	313,764
Baker Hughes Company	80,995	3,322,415
Enerflex, Ltd.	109,919	1,094,258
Halliburton Company	172,206	4,682,281
Helmerich & Payne, Inc. (A)	44,897	1,437,602
Noble Corp. PLC	35,636	1,118,970
Patterson-UTI Energy, Inc.	171,731	1,418,498
Schlumberger, Ltd.	200,540	7,688,704
TechnipFMC PLC	63,698	1,843,420
Trican Well Service, Ltd.	99,348	354,555
Oil, gas and consumable fuels 32.4%
Advantage Energy, Ltd. (B)	216,394	1,484,326
Aker BP ASA	67,374	1,324,471
Antero Resources Corp. (B)	66,262	2,322,483
ARC Resources, Ltd. (A)	153,375	2,781,652
BP PLC	2,165,712	10,704,992
Cameco Corp.	152,751	7,854,065
Canadian Natural Resources, Ltd.	566,533	17,491,206
Cenovus Energy, Inc.	731,581	11,089,881
Cheniere Energy, Inc.	24,539	5,272,695
Chevron Corp.	153,625	22,251,045
Chord Energy Corp.	9,916	1,159,379
ConocoPhillips	134,351	13,323,589
Coterra Energy, Inc.	161,780	4,131,861
Devon Energy Corp.	46,303	1,515,497
Diamondback Energy, Inc.	40,790	6,682,626
Enbridge, Inc.	65,263	2,769,109
Encore Energy Corp. (A)(B)	73,200	249,612
Energy Fuels, Inc. (A)(B)	73,380	377,250
EOG Resources, Inc.	71,218	8,729,902
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
EQT Corp.	181,066	$8,348,953
Equinor ASA	194,312	4,608,898
Expand Energy Corp.	8,364	832,636
Exxon Mobil Corp.	268,427	28,874,690
Galp Energia SGPS SA	203,838	3,378,552
Hess Corp.	35,501	4,721,988
Imperial Oil, Ltd.	61,584	3,795,420
Kelt Exploration, Ltd. (B)	322,816	1,576,520
Keyera Corp. (A)	106,088	3,244,376
Marathon Petroleum Corp.	57,211	7,980,935
MEG Energy Corp. (A)	189,741	3,115,161
Neste OYJ	34,906	441,744
NexGen Energy, Ltd. (B)	369,019	2,433,685
NuVista Energy, Ltd. (A)(B)	162,234	1,559,758
Occidental Petroleum Corp.	112,931	5,579,921
ONEOK, Inc.	29,464	2,958,186
Paladin Energy, Ltd. (Toronto Stock Exchange) (B)	26,900	125,382
Pembina Pipeline Corp.	113,019	4,175,755
Permian Resources Corp.	83,660	1,203,031
Phillips 66	51,350	5,850,306
Shell PLC	749,237	23,354,347
South Bow Corp. (A)	14,083	332,321
Suncor Energy, Inc.	363,040	12,958,769
Targa Resources Corp.	19,910	3,553,935
TC Energy Corp. (A)	76,187	3,550,570
The Williams Companies, Inc.	202,232	10,944,796
Topaz Energy Corp.	46,158	894,292
TotalEnergies SE	229,545	12,789,082
Tourmaline Oil Corp.	71,423	3,305,199
Uranium Royalty Corp. (A)(B)	119,650	262,034
Valero Energy Corp.	61,683	7,561,719
Var Energi ASA	445,950	1,392,021
Woodside Energy Group, Ltd., ADR (A)	29,750	464,100
Yellow Cake PLC (B)(C)	62,975	394,576
Financials 0.3%		2,705,175
Financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	5,968	2,705,175
Health care 0.3%		2,784,291
Health care providers and services 0.3%
Brookdale Senior Living, Inc. (B)	553,537	2,784,291
Industrials 1.9%		17,760,050
Construction and engineering 0.3%
Vinci SA	28,893	2,974,728
Electrical equipment 0.4%
Array Technologies, Inc. (A)(B)	91,916	555,173
Siemens Energy AG (B)	7,754	411,518
Sunrun, Inc. (A)(B)	99,233	917,905
Vestas Wind Systems A/S (B)	115,333	1,582,011
Ground transportation 0.2%
Canadian National Railway Company	21,879	2,221,766
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

	Shares	Value
Industrials (continued)
Industrial conglomerates 0.6%
CK Hutchison Holdings, Ltd.	327,932	$1,743,432
Jardine Matheson Holdings, Ltd.	29,279	1,198,484
Swire Pacific, Ltd., Class A	257,185	2,325,876
Machinery 0.1%
Chart Industries, Inc. (A)(B)	3,258	621,757
Transportation infrastructure 0.3%
Aena SME SA (C)	15,715	3,207,400
Information technology 1.0%		9,629,280
Electronic equipment, instruments and components 0.0%
Advanced Energy Industries, Inc.	4,612	533,286
IT services 0.1%
SUNeVision Holdings, Ltd.	1,859,000	1,018,913
Semiconductors and semiconductor equipment 0.9%
AIXTRON SE	16,372	257,259
Enphase Energy, Inc. (B)	23,731	1,629,845
First Solar, Inc. (B)	11,844	2,087,387
ON Semiconductor Corp. (B)	31,027	1,956,252
Power Integrations, Inc.	28,143	1,736,423
SolarEdge Technologies, Inc. (A)(B)	16,050	218,280
Wolfspeed, Inc. (A)(B)	28,774	191,635
Materials 16.3%		150,418,276
Chemicals 0.4%
Air Liquide SA	3,311	538,236
Albemarle Corp. (A)	4,714	405,781
Arcadium Lithium PLC (B)	29,200	149,796
Dow, Inc.	12,317	494,281
DuPont de Nemours, Inc.	13,435	1,024,419
LyondellBasell Industries NV, Class A	4,210	312,677
NanoXplore, Inc. (A)(B)	145,525	260,182
Nutrien, Ltd. (A)	17,550	785,291
Nutrien, Ltd. (New York Stock Exchange)	3,505	156,849
Containers and packaging 0.2%
Smurfit WestRock PLC	29,075	1,568,349
Metals and mining 15.4%
Agnico Eagle Mines, Ltd.	164,213	12,847,330
Alamos Gold, Inc., Class A	198,995	3,671,326
Alcoa Corp.	80,866	3,055,117
Altius Minerals Corp.	23,091	427,620
Anglo American PLC	44,002	1,301,008
AngloGold Ashanti PLC (A)	21,629	499,197
Arch Resources, Inc.	4,420	624,192
Artemis Gold, Inc. (B)	172,571	1,650,737
Aya Gold & Silver, Inc. (A)(B)	102,908	768,884
B2Gold Corp.	376,209	921,253
Barrick Gold Corp.	432,133	6,700,925
BHP Group, Ltd., ADR (A)	188,465	9,202,746
Boliden AB	18,673	525,363
Calibre Mining Corp. (A)(B)	738,931	1,105,222
Canada Nickel Company, Inc. (A)(B)	684,500	438,095
Capstone Copper Corp. (A)(B)	618,829	3,827,187
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Champion Iron, Ltd.	608,591	$2,193,121
Constellium SE (B)	93,250	957,678
Endeavour Mining PLC	96,203	1,743,426
ERO Copper Corp. (A)(B)	148,957	2,008,269
Filo Corp. (A)(B)	78,550	1,739,362
First Quantum Minerals, Ltd. (B)	275,245	3,548,151
Foran Mining Corp. (A)(B)	295,800	808,720
Franco-Nevada Corp.	16,950	1,991,856
Freeport-McMoRan, Inc.	315,213	12,003,311
Glencore PLC (B)	188,949	832,161
Gold Fields, Ltd., ADR	55,644	734,501
Hudbay Minerals, Inc.	409,009	3,317,712
IGO, Ltd.	138,500	407,191
Iluka Resources, Ltd.	80,575	250,861
Ivanhoe Electric, Inc. (A)(B)	83,420	629,821
Ivanhoe Mines, Ltd., Class A (B)	367,985	4,367,334
K92 Mining, Inc. (B)	166,920	1,007,942
Kinross Gold Corp.	638,794	5,932,658
Latin Resources, Ltd. (B)	1,725,000	169,929
Lithium Americas Argentina Corp. (A)(B)	43,300	113,864
Lithium Americas Corp. (A)(B)	78,300	234,227
Lucara Diamond Corp. (A)(B)	420,070	121,277
Lundin Gold, Inc.	57,847	1,233,844
Lundin Mining Corp.	252,569	2,173,487
MAG Silver Corp. (B)	49,065	666,625
Montage Gold Corp. (B)	355,000	513,687
Nevada Copper Corp. (A)(B)(D)	265,550	0
Newmont Corp.	116,904	4,351,167
Nickel 28 Capital Corp. (B)	354,691	177,660
Norsk Hydro ASA	277,264	1,525,141
Nouveau Monde Graphite, Inc. (A)(B)	83,417	132,633
Nucor Corp.	4,521	527,646
OceanaGold Corp.	626,806	1,735,495
Pan American Silver Corp.	135,816	2,747,594
Pan American Silver Corp., CVR (B)	83,300	30,821
Perpetua Resources Corp. (A)(B)	54,100	577,247
Piedmont Lithium, Inc. (A)(B)	32,650	285,361
Rio Tinto PLC, ADR (A)	104,127	6,123,709
Sandstorm Gold, Ltd.	21,194	118,543
Seabridge Gold, Inc. (B)	33,188	378,675
Sigma Lithium Corp. (A)(B)	35,350	395,688
SilverCrest Metals, Inc. (B)	112,080	1,022,205
Skeena Resources, Ltd. (A)(B)	224,700	1,953,981
SolGold PLC (B)	2,335,000	203,051
Southern Copper Corp.	4,213	383,931
Steel Dynamics, Inc.	3,849	439,055
Stornoway Diamond Corp. (B)(D)	3,062,000	0
Talon Metals Corp. (A)(B)	9,692,000	606,825
Teck Resources, Ltd., Class B	171,865	6,968,098
Torex Gold Resources, Inc. (B)	20,837	410,521
Trilogy Metals, Inc. (B)	558,952	641,602
Triple Flag Precious Metals Corp. (A)(B)	92,206	1,386,778
U.S. Steel Corp.	5,526	187,829
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

	Shares	Value
Materials (continued)
Metals and mining (continued)
Vale SA, ADR	62,202	$551,732
Vizsla Silver Corp. (B)	325,000	549,410
Warrior Met Coal, Inc.	16,119	874,295
Wesdome Gold Mines, Ltd. (B)	93,689	841,438
Westgold Resources, Ltd. (Toronto Stock Exchange) (B)	884,329	1,550,321
Wheaton Precious Metals Corp.	118,651	6,678,530
Paper and forest products 0.3%
Canfor Corp. (B)	24,460	258,307
Interfor Corp. (B)	74,469	869,828
West Fraser Timber Company, Ltd. (A)	22,737	1,970,081
Real estate 35.4%		325,822,948
Diversified REITs 2.1%
Empire State Realty Trust, Inc., Class A	637,994	6,584,098
Essential Properties Realty Trust, Inc.	299,146	9,357,287
Stockland	1,095,535	3,249,412
Health care REITs 3.8%
American Healthcare REIT, Inc.	213,815	6,076,622
CareTrust REIT, Inc.	239,438	6,476,798
Sabra Health Care REIT, Inc.	150,564	2,607,768
Welltower, Inc.	159,706	20,127,747
Hotel and resort REITs 0.5%
Invincible Investment Corp.	3,118	1,306,702
Ryman Hospitality Properties, Inc.	33,993	3,546,830
Industrial REITs 3.4%
EastGroup Properties, Inc.	33,008	5,297,454
Goodman Group	245,978	5,407,076
Plymouth Industrial REIT, Inc.	113,318	2,017,060
Prologis, Inc.	175,003	18,497,817
Office REITs 1.6%
Cousins Properties, Inc.	88,520	2,712,253
Douglas Emmett, Inc.	117,207	2,175,362
Nippon Building Fund, Inc.	3,099	2,409,498
SL Green Realty Corp.	113,296	7,695,064
Real estate management and development 4.4%
Aldar Properties PJSC	1,078,492	2,254,136
Arealink Company, Ltd.	122,700	1,763,414
CBRE Group, Inc., Class A (B)	10,439	1,370,536
Cibus Nordic Real Estate AB	110,175	1,757,028
CTP NV (C)	82,078	1,263,881
Daito Trust Construction Company, Ltd.	21,873	2,445,283
Emaar Properties PJSC	1,015,447	3,557,154
Hongkong Land Holdings, Ltd.	602,796	2,684,182
Hysan Development Company, Ltd.	516,000	783,235
Keihanshin Building Company, Ltd.	122,950	1,284,520
LEG Immobilien SE	11,131	944,118
Mitsubishi Estate Company, Ltd.	182,200	2,529,255
Mitsui Fudosan Company, Ltd.	574,319	4,593,019
Pandox AB	106,230	1,841,282
PSP Swiss Property AG	16,957	2,413,198
Savills PLC	55,658	721,076
Swiss Prime Site AG	21,667	2,361,586
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Real estate (continued)
Real estate management and development (continued)
TAG Immobilien AG	244,233	$3,616,293
Tokyo Tatemono Company, Ltd. (A)	99,714	1,645,679
Tokyu Fudosan Holdings Corp.	137,736	840,661
Residential REITs 5.5%
American Homes 4 Rent, Class A	255,750	9,570,165
AvalonBay Communities, Inc.	76,058	16,730,478
Centerspace	42,369	2,802,709
Comforia Residential REIT, Inc.	490	864,697
Essex Property Trust, Inc.	47,595	13,585,517
Independence Realty Trust, Inc.	296,006	5,872,759
Xior Student Housing NV	26,230	802,120
Retail REITs 6.8%
Acadia Realty Trust	243,280	5,877,645
Agree Realty Corp.	86,559	6,098,082
Brixmor Property Group, Inc.	240,588	6,697,970
CapitaLand Integrated Commercial Trust	1,123,015	1,583,689
Frasers Centrepoint Trust	449,844	694,121
Hammerson PLC	699,051	2,441,094
Klepierre SA	124,784	3,593,720
Phillips Edison & Company, Inc.	173,626	6,504,030
Scentre Group	1,943,744	4,114,611
Shaftesbury Capital PLC	1,089,783	1,711,145
Simon Property Group, Inc.	68,542	11,803,618
Tanger, Inc.	214,210	7,310,987
The Macerich Company	118,402	2,358,568
Vicinity, Ltd.	1,213,730	1,573,030
Specialized REITs 7.3%
American Tower Corp.	12,747	2,337,927
Big Yellow Group PLC	124,759	1,500,234
CubeSmart	153,456	6,575,590
Digital Realty Trust, Inc.	45,027	7,984,638
Equinix, Inc.	28,084	26,480,123
Iron Mountain, Inc.	64,834	6,814,702
Keppel DC REIT	1,128,571	1,799,205
Lamar Advertising Company, Class A	27,954	3,403,120
Public Storage	33,804	10,122,270
Utilities 6.1%		55,820,349
Electric utilities 2.5%
American Electric Power Company, Inc.	30,479	2,811,078
Duke Energy Corp.	21,746	2,342,914
Edison International	36,659	2,926,855
EDP SA	245,112	784,119
Enel SpA	357,777	2,553,163
Exelon Corp.	63,853	2,403,427
Iberdrola SA	143,318	1,974,956
NextEra Energy, Inc.	39,043	2,798,993
PG&E Corp.	26,983	544,517
PPL Corp.	77,538	2,516,883
The Kansai Electric Power Company, Inc.	160,521	1,779,195
Gas utilities 0.5%
Atmos Energy Corp.	22,464	3,128,561
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

	Shares	Value
Utilities (continued)
Gas utilities (continued)
ENN Energy Holdings, Ltd.	194,600	$1,382,783
Independent power and renewable electricity producers 0.6%
Brookfield Renewable Corp. (A)	30,181	834,806
Brookfield Renewable Partners LP	88,339	2,013,246
RWE AG	89,655	2,681,869
Multi-utilities 2.2%
Dominion Energy, Inc.	47,273	2,546,124
E.ON SE	226,739	2,641,070
Engie SA	187,262	2,969,868
National Grid PLC	260,026	3,089,159
Public Service Enterprise Group, Inc.	21,131	1,785,358
Sempra	47,180	4,138,630
WEC Energy Group, Inc.	30,973	2,912,701
Water utilities 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo	158,000	2,260,074

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.5%				$50,964,069
(Cost $50,944,262)
U.S. Government 0.2%				2,050,000
U.S. Treasury Bill	4.000	01-02-25	2,050,000	2,050,000

	Yield (%)	Shares	Value
Short-term funds 4.5%			41,214,069
John Hancock Collateral Trust (E)	4.2987(F)	4,119,841	41,214,069

	Par value^	Value
Repurchase agreement 0.8%		7,700,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 12-31-24 at 4.460% to be repurchased at $2,300,570 on 1-2-25, collateralized by $941,998 Federal Home Loan Mortgage Corp., 3.000% - 4.000% due 9-1-40 to 12-1-49 (valued at $858,140) and $1,736,955 Federal National Mortgage Association, 3.000% - 6.000% due 4-1-35 to 11-1-52 (valued at$1,487,860)	2,300,000	2,300,000
Goldman Sachs Tri-Party Repurchase Agreement dated 12-31-24 at 4.460% to be repurchased at $5,401,338 on 1-2-25, collateralized by $319,921 Federal Home Loan Mortgage Corp., 3.000% due 8-1-36 (valued at $293,596), $5,236,165 Government National Mortgage Association, 3.000% - 4.500% due 11-15-41 to 6-20-53 (valued at $4,979,317) and $263,000 U.S. Treasury Notes, 1.625% due 8-15-29 (valued at $235,088)	5,400,000	5,400,000

Total investments (Cost $771,157,217) 104.3%	$960,836,598
Other assets and liabilities, net (4.3%)	(39,712,074)
Total net assets 100.0%	$921,124,524

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	All or a portion of this security is on loan as of 12-31-24. The value of securities on loan amounted to $40,689,321. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $1,178,442 in the form of U.S. Treasuries was pledged to the fund.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 12-31-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 12-31-24:
United States	56.4%
Canada	20.0%
United Kingdom	6.3%
Australia	3.1%
Japan	3.0%
France	2.9%
Germany	1.1%
Hong Kong	1.1%
Norway	1.0%
Other countries	5.1%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	9

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2024, by major security category or type:
	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$7,875,594	$91,164	$7,784,430	—
Consumer discretionary	15,702,800	8,644,105	7,058,695	—
Energy	321,353,766	262,651,319	58,702,447	—
Financials	2,705,175	2,705,175	—	—
Health care	2,784,291	2,784,291	—	—
Industrials	17,760,050	4,316,601	13,443,449	—
Information technology	9,629,280	8,353,108	1,276,172	—
Materials	150,418,276	143,300,037	7,118,239	—
Real estate	325,822,948	253,473,594	72,349,354	—
Utilities	55,820,349	33,704,093	22,116,256	—
Short-term investments	50,964,069	41,214,069	9,750,000	—
Total investments in securities	$960,836,598	$761,237,556	$199,599,042	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
10	|

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,119,841	$33,430,917	$395,564,254	$(387,806,072)	$4,990	$19,980	$334,366	—	$41,214,069
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	11